Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Other operating income:
Change in fair value of contingent considerations (Note 27)	¥ 18,383	¥ 5,966		¥ 0
Gain on sales of property, plant and equipment and investment property	3,152	50,330		18,814
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	16,755	82,975	[1]	134,100
Gain on sale of shares of subsidiaries	2,553	56,625		106,337
Insurance proceeds	8,279	799		7,741
Other	13,680	15,777		9,039
Total	60,213	159,863	[2]	169,412
Other operating expenses:
Donations and contributions	8,513	3,627		5,603
Restructuring expense (Note 23)	181,040	82,962		44,736
Loss on liquidation of foreign operations	0	2,112		41,465
Change in fair value of contingent considerations (Note 27)	0	0		10,523
Loss on sale of shares of subsidiaries	0	4,016		0
Valuation reserve for pre-launch inventories (reversal)	30,411	(4,113)		7,988
Impairment of assets held for sale (Note 19)	12,897	0		3,213
Other	15,830	14,555		13,027
Total	248,691	103,159	[2]	126,555
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	¥ 14,166	¥ 30,366		¥ 27,481
Guangdong Techpool Bio-Pharma Co., Ltd.
Other operating expenses:
Percentage of shares sold		100.00%

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.